Other Current Liabilities (Schedule of other current liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Operating lease obligations		$ 2,204	$ 1,687
Finance lease obligations		284	0
Total other current liabilities		$ 77,280	$ 54,487
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Total other current liabilities	Total other current liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Total other current liabilities	Total other current liabilities
Accrued Expenses And Other Current Liabilities [Member]
Lessee, Lease, Description [Line Items]
Advances from customers and deferred revenues		$ 28,919	$ 14,701
Accrued employee compensation and other related benefits		15,708	13,137
Commissions		12,733	13,588
Government institutions and income tax payable		10,072	5,316
Accrued warranty costs	[1]	4,355	3,397
Accrued expenses		3,005	2,661
Total other current liabilities		$ 77,280	$ 54,487

[1]	Changes in the accrued warranty costs are as follows: